FEDERATED AMERICAN LEADERS FUND, INC.

Class A Shares
Class B Shares
Class C Shares
Class F Shares

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Supplement to Prospectus and Statement of Additional  Information  dated May 31,
2002

Effective January 2003, Michael P. Donnelly will no longer manage Federated American Leaders Fund, Inc. Accordingly, in the section of the Prospectus entitled "Who Manages the Fund?" please delete the biography of Michael P. Donnelly, and add the following:

"Steven J. Lehman

Steven J. Lehman has been the Fund's Portfolio Manager since December 2002. Mr. Lehman joined the Fund's Adviser in May 1997 as a Portfolio Manager and Vice President. He has been a Senior Portfolio Manager since 1998. From 1986 to May 1997, Mr. Lehman served as a Portfolio Manager, then Vice President/Senior Portfolio Manager, at First Chicago NBD. Mr. Lehman is a Chartered Financial Analyst; he received his M.A. from the University of Chicago.

John L. Nichol

John L. Nichol has been the Fund's Portfolio Manager since December 2002. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received has M.B.A. with an emphasis in finance and management and information science from the Ohio State University."

In the section of the Statement of Additional Information entitled "Who Manages and Provides Services to the Fund?" please delete the biography for Michael P. Donnelly and replace with the following:

"Kevin R. McCloskey

Kevin R. McCloskey was named a Portfolio Manager of the Fund in 2001. Mr. McCloskey joined Federated in 1999 as a Portfolio Manager and is a Vice President of the Fund's Adviser. From September 1994 to July 1999, he served as a portfolio manager, and from January 1994 to September 1994, he served as an investment/quantitative analyst at Killian Asset Management Corporation. Mr. McCloskey is a Chartered Financial Analyst. He received his M.B.A. from the University of Dayton."






                                                               December 17, 2002


Cusip 313914 10 3
Cusip 313914 20 2
Cusip 313914 30 1
Cusip 313914 40 0

28709 (12/02)